SCHEDULE OF DEBT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Promissory note	$ 10,910,592	$ 11,623,392	$ 3,106,508
Debt discount and issuance cost	(267,301)	(284,283)
Total debt, net of debt discount and issuance costs	10,643,291	11,339,109	3,106,508
Current portion of long-term debt	(1,766,419)	(2,200,210)	(702,701)
Current portion of debt discount and issuance cost	68,874	68,873
Long-term debt	$ 8,945,746	$ 9,207,772	$ 2,403,807